AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 97.8%
Consumer Discretionary - 9.3%
Aaron's, Inc.	192,700	$4,389,706
Brunswick Corp.	141,800	5,015,466
The Children's Place, Inc.[1]	134,800	2,636,688
Dine Brands Global, Inc.[1]	111,600	3,200,688
LCI Industries	80,850	5,403,206
Winnebago Industries, Inc.[1]	177,700	4,941,837

Total Consumer Discretionary		25,587,591
Financials - 25.5%
BancorpSouth Bank	274,300	5,189,756
Essent Group, Ltd.	206,950	5,451,063
First Busey Corp.	389,543	6,665,081
First Midwest Bancorp, Inc.	408,204	5,402,580
Focus Financial Partners, Inc., Class A*	211,500	4,866,615
Hancock Whitney Corp.	215,900	4,214,368
Kemper Corp.	94,259	7,010,042
National Bank Holdings Corp., Class A	221,200	5,286,680
Reinsurance Group of America, Inc.	66,047	5,557,194
Sterling Bancorp	482,720	5,044,424
UMB Financial Corp.	112,700	5,227,026
Umpqua Holdings Corp.	422,314	4,603,223
WSFS Financial Corp.	221,900	5,529,748

Total Financials		70,047,800
Health Care - 5.9%
Acadia Healthcare Co., Inc.*	219,600	4,029,660
AMN Healthcare Services, Inc.*	62,400	3,607,344
Prestige Consumer Healthcare, Inc.*	113,500	4,163,180
Varex Imaging Corp.*	190,100	4,317,171

Total Health Care		16,117,355
Industrials - 29.9%
American Woodmark Corp.*	77,800	3,545,346
Beacon Roofing Supply, Inc.*	203,000	3,357,620
BMC Stock Holdings, Inc.*	353,920	6,275,002
Columbus McKinnon Corp.	164,150	4,103,750
Deluxe Corp.	133,100	3,451,283
EnPro Industries, Inc.	80,100	3,170,358
Gibraltar Industries, Inc.*	171,800	7,373,656
Hillenbrand, Inc.	298,800	5,710,068
JELD-WEN Holding, Inc.*	400,415	3,896,038
Knoll, Inc.	307,000	3,168,240
Korn Ferry	127,700	3,105,664
ManpowerGroup, Inc.	71,100	3,767,589
	Shares	Value

Rexnord Corp.	248,126	$5,625,016
Ryder System, Inc.	141,500	3,741,260
Spartan Motors, Inc.	331,974	4,285,784
SPX Corp.*	174,800	5,705,472
TPI Composites, Inc.*	177,500	2,623,450
TriMas Corp.*	297,400	6,869,940
Welbilt, Inc.*	417,100	2,139,723

Total Industrials		81,915,259
Information Technology - 18.1%
Benchmark Electronics, Inc.	301,689	6,030,763
Knowles Corp.*	478,600	6,403,668
NCR Corp.*	238,800	4,226,760
Perficient, Inc.*	168,500	4,564,665
Sanmina Corp.*	291,610	7,955,121
Silicon Motion Technology Corp. ADR (Taiwan)	179,800	6,591,468
TTM Technologies, Inc.*,1	553,500	5,723,190
Virtusa Corp.*	187,800	5,333,520
WNS Holdings, Ltd., ADR (India)*	62,798	2,699,058

Total Information Technology		49,528,213
Materials - 9.1%
Compass Minerals International, Inc.[1]	135,900	5,228,073
Ferro Corp.*	687,600	6,435,936
Minerals Technologies, Inc.	143,500	5,203,310
Neenah, Inc.	108,100	4,662,353
Orion Engineered Carbons, S.A. (Luxembourg)	445,500	3,323,430

Total Materials		24,853,102

Total Common Stocks (Cost $326,892,190)		268,049,320

	Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 0.8%[2]
Bank of America Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $95,583 (collateralized by various U.S. Treasuries, 0.000% - 2.000%, 05/31/24 - 09/09/49, totaling $97,495)	$95,583	95,583
HSBC Securities USA, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 2.500% - 8.000%, 02/01/30 - 03/01/56, totaling $1,020,000)	1,000,000	1,000,000

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 0.8%[2] (continued)
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.125%, 07/15/20 - 02/20/50, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		2,095,583

	Shares
Other Investment Companies - 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[3]	3,484,157	3,484,157
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[3]	3,484,159	3,484,159
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[3]	3,589,739	3,589,739

Total Other Investment Companies		10,558,055

Total Short-Term Investments (Cost $12,653,638)		12,653,638
Value

Total Investments - 102.4% (Cost $339,545,828)	$280,702,958
Other Assets, less Liabilities - (2.4)%	(6,662,791)
Net Assets - 100.0%	$274,040,167

*	Non-income producing security.
[1]	Some of these securities, amounting to $14,307,215 or 5.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$268,049,320	—	—	$268,049,320
Short-Term Investments
Joint Repurchase Agreements	—	$2,095,583	—	2,095,583
Other Investment Companies	10,558,055	—	—	10,558,055
Total Investments in Securities	$278,607,375	$2,095,583	—	$280,702,958

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,307,215	$2,095,583	$12,400,090	$14,495,673
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/07/20-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.